Mineral Property Interests (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021 km²	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 25, 2022 USD ($)	Jun. 25, 2022 CNY (¥)	Dec. 31, 2019 km²	Jul. 20, 2017 km² SquareMeter
Mineral Property Interests (Details) [Line Items]
Project elevation area (in Square Kilometers) | km²	40.75							5.42
Acquire interest rate	98.00%						98.00%
Ownership percentage	100.00%
Renewable term	The agreement has a term of 30 years and is renewable for an additional 15 years.
Cash consideration					$ 2,986,188	¥ 20
Loss | $		$ 85,052
Top of range [member]
Mineral Property Interests (Details) [Line Items]
Project elevation area (in Square Kilometers) | km²	180						140
Bottom of range [member]
Mineral Property Interests (Details) [Line Items]
Project elevation area (in Square Kilometers) | km²	50						13
Silver Sand [Member]
Mineral Property Interests (Details) [Line Items]
Project elevation area (in Square Kilometers) | km²								33
Project elevation area (in SquareMeter) | SquareMeter								4,072
Capitalized expenditures | $		6,316,500	$ 7,639,287
Bolivian [Member]
Mineral Property Interests (Details) [Line Items]
Ownership percentage	100.00%
Silverstrike [member]
Mineral Property Interests (Details) [Line Items]
Capitalized expenditures | $		10,817,356	5,224,138
Carangas [Member]
Mineral Property Interests (Details) [Line Items]
Capitalized expenditures | $		1,409,101	$ 142,078
Qinghai Found Mining Co., Ltd. [Member]
Mineral Property Interests (Details) [Line Items]
Cash compensation		$ 2,990,000		¥ 20